Fees Summary	Apr. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 9,174,177,604.84
Total Fee Amount	1,266,953.93
Total Offset Amount	0.00
Net Fee	$ 1,266,953.93
Offering Table N/A
Offset Table N/A	N/A